UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                           CB CORE EQUITY FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)


---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.3%
---------------------------------------------------------------------------------------------
                                                                       SHARES        VALUE
                                                                      ---------   -----------
BASIC MATERIALS -- 2.5%
CHEMICALS -- 1.0%
    Praxair                                                              10,680   $   562,622
                                                                                  -----------
METALS -- 1.5%
    Nucor                                                                 4,640       390,827
    Phelps Dodge                                                          2,475       397,238
                                                                                  -----------
                                                                                      788,065
                                                                                  -----------
    Total Basic Materials                                                           1,350,687
                                                                                  -----------
CONSUMER MERCHANDISE -- 6.3%
RETAIL - APPAREL -- 2.9%
    Chico's FAS*                                                         17,470       760,993
    Nordstrom                                                            18,170       758,053
                                                                                  -----------
                                                                                    1,519,046
                                                                                  -----------
RETAIL - GENERAL MERCHANDISE -- 0.9%
    Target                                                                8,995       492,476
                                                                                  -----------
RETAIL - SPECIALTY -- 2.5%
    Lowe's                                                                8,920       566,866
    Staples                                                              32,917       780,462
                                                                                  -----------
                                                                                    1,347,328
                                                                                  -----------
    Total Consumer Merchandise                                                      3,358,850
                                                                                  -----------
CONSUMER NON-DURABLES -- 7.3%
BEVERAGES - ALCOHOLIC -- 1.0%
    Constellation Brands, Cl A*                                          19,580       522,590
                                                                                  -----------
BEVERAGES - SOFT -- 1.7%
    Pepsi Bottling Group                                                 16,405       475,745
    PepsiCo                                                               7,657       437,827
                                                                                  -----------
                                                                                      913,572
                                                                                  -----------
CONSUMER PRODUCTS -- 1.2%
    Procter & Gamble                                                     11,087       656,683
                                                                                  -----------
FOODS -- 1.6%
    Archer-Daniels-Midland                                               27,040       851,760
                                                                                  -----------
LEISURE - PRODUCTS -- 1.8%
    Harley-Davidson                                                      17,675       946,143
                                                                                  -----------
    Total Consumer Non-Durables                                                     3,890,748
                                                                                  -----------


THE ADVISORS' INNER CIRCLE FUND                                           CB CORE EQUITY FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)


---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                       SHARES        VALUE
                                                                      ---------   -----------
CONSUMER SERVICES -- 7.3%
CONSULTING SERVICES -- 1.0%
    Corporate Executive Board                                             6,365   $   535,551
                                                                                  -----------
LODGING/HOTELS/GAMING -- 4.8%
    Choice Hotels International                                          14,970       711,524
    Harrah's Entertainment                                               12,565       924,784
    Scientific Games, Cl A*                                              28,140       901,887
                                                                                  -----------
                                                                                    2,538,195
                                                                                  -----------
MEDIA -- 0.9%
  MULTIMEDIA -- 0.9%
    News, Cl A                                                           31,456       495,747
                                                                                  -----------
RESTAURANTS -- 0.6%
    Sonic*                                                               10,915       315,989
                                                                                  -----------
    Total Consumer Services                                                         3,885,482
                                                                                  -----------
ENERGY -- 9.9%
OIL EQUIPMENT & SERVICE -- 2.0%
    Nabors Industries Ltd.*                                              12,905     1,048,531
                                                                                  -----------
OIL EXPLORATION & PRODUCTION -- 3.3%
    Anadarko Petroleum                                                    6,235       672,258
    Headwaters*                                                          14,180       489,210
    Noble Energy                                                         12,325       570,401
                                                                                  -----------
                                                                                    1,731,869
                                                                                  -----------
OIL INTEGRATED -- 4.6%
    Chevron                                                               8,194       486,560
    ConocoPhillips                                                       15,378       994,957
    Suncor Energy                                                        12,185       976,262
                                                                                  -----------
                                                                                    2,457,779
                                                                                  -----------
    Total Energy                                                                    5,238,179
                                                                                  -----------
FINANCIAL SERVICES -- 20.1%
BANKS -- 6.4%
  REGIONAL -- 2.5%
    Regions Financial                                                    13,960       463,193
    Zions Bancorporation                                                 11,140       880,840
                                                                                  -----------
                                                                                    1,344,033
                                                                                  -----------
  SUPER REGIONAL -- 3.9%
    Bank of America                                                      15,950       705,469
    Wachovia                                                             10,622       582,404


THE ADVISORS' INNER CIRCLE FUND                                           CB CORE EQUITY FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)


---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                       SHARES        VALUE
                                                                      ---------   -----------
BANKS -- CONTINUED
  SUPER REGIONAL -- CONTINUED
    Wells Fargo                                                          12,720   $   793,219
                                                                                  -----------
                                                                                    2,081,092
                                                                                  -----------
                                                                                    3,425,125
                                                                                  -----------
FINANCIAL MISCELLANEOUS -- 5.9%
  CREDIT CARD -- 0.9%
    Capital One Financial                                                 5,645       470,228
                                                                                  -----------
  DIVERSIFIED -- 2.5%
    Citigroup                                                            28,983     1,350,028
                                                                                  -----------
  INVESTMENT BANKERS/BROKERS -- 2.5%
    Charles Schwab                                                       43,065       636,931
    Goldman Sachs Group                                                   4,710       665,288
                                                                                  -----------
                                                                                    1,302,219
                                                                                  -----------
                                                                                    3,122,475
                                                                                  -----------
INSURANCE -- 7.8%
  LIFE INSURANCE -- 4.1%
    Aflac                                                                29,203     1,371,081
    Lincoln National                                                     14,745       804,045
                                                                                  -----------
                                                                                    2,175,126
                                                                                  -----------
  MULTI-LINE INSURANCE -- 3.7%
    Hartford Financial Services Group                                     6,480       532,850
    Metlife                                                              17,800       892,848
    St. Paul Travelers                                                   12,395       562,485
                                                                                  -----------
                                                                                    1,988,183
                                                                                  -----------
                                                                                    4,163,309
                                                                                  -----------
    Total Financial Services                                                       10,710,909
                                                                                  -----------
HEALTHCARE -- 10.9%
HEALTHCARE SERVICES -- 1.5%
  HMOS -- 1.5%
    Aetna                                                                 8,440       816,992
                                                                                  -----------
MEDICAL PRODUCTS -- 4.0%
  INSTRUMENTS -- 2.1%
    Medtronic                                                            13,390       756,133
    PerkinElmer                                                          15,690       356,791
                                                                                  -----------
                                                                                    1,112,924
                                                                                  -----------


THE ADVISORS' INNER CIRCLE FUND                                           CB CORE EQUITY FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)


---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                       SHARES        VALUE
                                                                      ---------   -----------
MEDICAL PRODUCTS -- CONTINUED
  PRODUCTS -- 1.9%
    Dentsply International                                                4,435   $   238,159
    Stryker                                                              15,744       785,626
                                                                                  -----------
                                                                                    1,023,785
                                                                                  -----------
                                                                                    2,136,709
                                                                                  -----------
PHARMACEUTICALS -- 5.4%
  MEDICAL DRUGS -- 5.4%
    Abbott Laboratories                                                   7,640       329,666
    Forest Laboratories*                                                  9,810       454,007
    Medco Health Solutions*                                               9,410       509,081
    Perrigo                                                              23,545       367,537
    Pfizer                                                               15,165       389,437
    Schering-Plough                                                      21,890       419,194
    Wyeth                                                                 8,440       390,350
                                                                                  -----------
                                                                                    2,859,272
                                                                                  -----------
    Total Healthcare                                                                5,812,973
                                                                                  -----------
INDUSTRIAL -- 11.5%
ELECTRONICS -- 0.8%
    American Power Conversion                                            16,635       394,249
                                                                                  -----------
ENGINES -- 1.5%
    Cummins                                                               8,395       816,834
                                                                                  -----------
MACHINERY -- 1.3%
    Caterpillar                                                          10,100       685,790
                                                                                  -----------
MANUFACTURING -- 6.2%
    General Electric                                                     29,903       979,323
    Lennar, Cl A                                                          9,125       570,860
    Parker Hannifin                                                       7,930       600,856
    Tyco International Ltd.                                              44,828     1,167,770
                                                                                  -----------
                                                                                    3,318,809
                                                                                  -----------
TRANSPORTATION -- 1.7%
    Burlington Northern Santa Fe                                         11,235       900,148
                                                                                  -----------
    Total Industrial                                                                6,115,830
                                                                                  -----------


THE ADVISORS' INNER CIRCLE FUND                                           CB CORE EQUITY FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)


---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                       SHARES        VALUE
                                                                      ---------   -----------
TECHNOLOGY -- 17.2%
COMPUTER HARDWARE -- 3.7%
  COMPUTERS -- 3.3%
    Apple Computer*                                                      12,890   $   973,324
    Dell*                                                                26,054       763,643
                                                                                  -----------
                                                                                    1,736,967
                                                                                  -----------
  MEMORY & PERIPHERALS -- 0.4%
    EMC*                                                                 18,365       246,091
                                                                                  -----------
                                                                                    1,983,058
                                                                                  -----------
COMPUTER SOFTWARE -- 2.9%
  SYSTEMS -- 2.9%
    Adobe Systems                                                        13,975       555,087
    Autodesk                                                             10,620       431,066
    Microsoft                                                            19,223       541,127
                                                                                  -----------
                                                                                    1,527,280
                                                                                  -----------
SEMICONDUCTORS -- 3.6%
  SEMICONDUCTORS -- 3.6%
    Broadcom, Cl A*                                                      17,130     1,168,266
    Intel                                                                35,770       760,828
                                                                                  -----------
                                                                                    1,929,094
                                                                                  -----------
TELECOMMUNICATIONS -- 7.0%
  TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.7%
    Corning*                                                             15,440       375,964
                                                                                  -----------
  WIRELESS EQUIPMENT -- 6.3%
    Harris                                                               27,460     1,274,968
    Motorola                                                             38,915       883,760
    Nokia ADR                                                            29,435       541,015
    Qualcomm                                                             12,985       622,760
                                                                                  -----------
                                                                                    3,322,503
                                                                                  -----------
                                                                                    3,698,467
                                                                                  -----------
    Total Technology                                                                9,137,899
                                                                                  -----------
UTILITIES - ELECTRIC & GAS -- 3.3%
ELECTRIC -- 2.1%
    Constellation Energy Group                                           10,410       606,591
    TXU                                                                  10,600       536,784
                                                                                  -----------
                                                                                    1,143,375
                                                                                  -----------


THE ADVISORS' INNER CIRCLE FUND                                           CB CORE EQUITY FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)


---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                       SHARES        VALUE
                                                                      ---------   -----------
GAS -- 1.2%
    Sempra Energy                                                        13,020   $   625,611
                                                                                  -----------
    Total Utilities - Electric & Gas                                                1,768,986
                                                                                  -----------
UTILITIES - TELEPHONE -- 1.0%
TELEPHONE - INTEGRATED -- 1.0%
    Alltel                                                                8,440       506,653
                                                                                  -----------
    Total Utilities - Telephone                                                       506,653
                                                                                  -----------
    TOTAL COMMON STOCK
        (Cost $39,689,725)                                                         51,777,196
                                                                                  -----------
---------------------------------------------------------------------------------------------
MONEY MARKET FUND -- 2.7%
---------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund, 3.93%**                   1,422,076     1,422,076
                                                                                  -----------
    TOTAL MONEY MARKET FUND
        (Cost $1,422,076)                                                           1,422,076
                                                                                  -----------
    TOTAL INVESTMENTS -- 100.0%
        (Cost $41,111,801)+                                                       $53,199,272
                                                                                  ===========
         PERCENTAGES ARE BASED ON NET ASSETS OF $53,176,570.
       * NON-INCOME PRODUCING SECURITY.
      ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
    LTD. LIMITED
       + AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $41,111,801,
         AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,682,768 AND $(595,297),
         RESPECTIVELY.

         FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER
         SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL
         OR ANNUAL FINANCIAL STATEMENTS.

         CBT-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             ----------------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            ----------------------
                                            James F. Volk
                                            President


Date: March 21, 2006

By (Signature and Title)*                   /s/ Michael Lawson
                                            -----------------------
                                            Michael Lawson
                                            Controller & Chief Financial Officer


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.